Retirement Benefit Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Retirement Benefit Plan	Retirement Benefit Plan
The Company amended its existing 401(k) plan (the “Plan”) effective on July 1, 2018. The amended Plan covers eligible employees immediately upon employment with the Company. Participants may contribute up to a maximum percentage of their annual compensation to the Plan as determined by the Company limited to the maximum annual amount set by the Internal Revenue Service. The Plan provides for traditional tax-deferred
and Roth 401(k) contribution options. Prior to the Plan amendment, the Company did not provide a matching contribution. The Company began matching fifty percent of the employee contribution up to a maximum of two-hundred
dollars per pay period, limited to forty-eight hundred dollars annually, upon adoption of the Plan. One hundred percent of the employer match vests immediately. The Company made matching contributions totaling $1.1 million, $0.8 million and $0.6 million during the years ended December 31, 2021, 2020 and 2019, respectively.